FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair value measurements [Abstract]
Schedule of fair value measurements
a) Assets and Liabilities Measured at Fair Value on a Recurring Basis

As at June 30, 2024	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Other investments[1]	$102	$—	$—	$102
Receivables from provisional copper and gold sales	—	152	—	152
	$102	$152	$—	$254
[1] Includes equity investments in other mining companies.

b) Fair Values of Financial Assets and Liabilities

	As at June 30, 2024		As at December 31, 2023
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$748	$748	$807	$807
Other investments[2]	102	102	131	131
	$850	$850	$938	$938
Financial liabilities
Debt[3]	$4,724	$4,844	$4,726	$5,107
Other liabilities	627	627	574	574
	$5,351	$5,471	$5,300	$5,681
[1]Includes restricted cash and amounts due from our partners.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.